Financial Risk Management - Summary of Aging of Groups Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 112,951	$ 100,955
Gross carrying amount	114,171	104,685
Allowance for expected credit losses	(1,220)	(3,730)	$ (883)
Current
Aging Of Current Trade Receivables [Line Items]
Trade receivables	92,293	83,020
1-30 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	15,127	9,739
31-60 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	2,488	4,630
61-90 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	1,381	1,431
91- Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 2,882	$ 5,865